SEGMENTED INFORMATION - Capital Expenditure (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Capital Expenditure
Capital expenditures	$ 882,664	$ 1,089,100
Operating segment | Northern Business
Capital Expenditure
Capital expenditures	819,295	1,013,221
Operating segment | LaRonde mine
Capital Expenditure
Capital expenditures	81,831	77,488
Operating segment | LaRonde Zone 5 mine
Capital Expenditure
Capital expenditures	8,441	25,896
Operating segment | Goldex mine
Capital Expenditure
Capital expenditures	41,356	52,857
Operating segment | Meadowbank mine
Capital Expenditure
Capital expenditures	267,319	202,353
Operating segment | Meliadine mine
Capital Expenditure
Capital expenditures	165,389	398,090
Operating segment | Canadian Malartic joint operation
Capital Expenditure
Capital expenditures	83,051	82,833
Operating segment | Kittila mine
Capital Expenditure
Capital expenditures	171,908	173,704
Operating segment | Southern Business
Capital Expenditure
Capital expenditures	53,302	68,994
Operating segment | Pinos Altos mine
Capital Expenditure
Capital expenditures	39,421	40,297
Operating segment | Creston Mascota mine
Capital Expenditure
Capital expenditures		19,500
Operating segment | La India mine
Capital Expenditure
Capital expenditures	13,881	9,197
Corporate and others
Capital Expenditure
Capital expenditures	$ 10,067	$ 6,885